Loans - Details of Negotiable Obligations (Parenthetical) (Detail) - Medium Term Notes [member] $ in Millions	Dec. 31, 2025 USD ($)
Nineteen Ninety Seven [member]
Disclosure of detailed information about loans [line items]
Negotiable amount	$ 1,000
Two Thousand Eight [member]
Disclosure of detailed information about loans [line items]
Negotiable amount	$ 10,000